Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized tax benefit — beginning of year	$ 174,651	$ 132,336	$ 162,885	$ 203,350
Additions for current year tax positions	4,090	5,684	964
Additions for prior year tax positions	5,280	0	5,048
Reductions for prior year tax positions	0	(5,849)	(7,878)
Settlements	(368)	(764)	(7,434)
Reductions due to expirations of statute of limitations	(11,770)	(29,620)	(22,293)
Foreign currency translation	0	0	(8,872)
Addition due to acquisition	45,083	0	0
Unrecognized tax benefit — end of year	$ 174,651	$ 132,336	$ 162,885	$ 203,350